Other related party disclosures	12 Months Ended
Dec. 31, 2021
Other related party disclosures
Other related party disclosures

19. Other related party disclosures

dievini Hopp BioTech holding GmbH & Co. KG

As disclosed in Note 1, during fiscal 2021, dievini Hopp BioTech holding GmbH & Co. KG (dievini), which is an investment company dedicated to the support of companies in health and life sciences, was the largest shareholder of CureVac. Together with its related parties, dievini has held shares and voting rights in CureVac between appr. 46 – 49 % during that period. dievini is thus the de facto parent of the Group. Dietmar Hopp, Daniel Hopp and Oliver Hopp are the ultimate controlling persons (of the main shareholders) of dievini, and, therefore, control the voting and investment decisions of dievini.

Other related party transactions

Transfer of shares from the Funding Shareholder

As discussed in Note 4, due to certain virtual share exercises under the Prior VSOP during the year 1,524,900 common shares were transferred to the Company by the Funding Shareholders, with no consideration paid in exchange, and some of these shares were subsequently reissued to fulfill obligations from option exercises.

Molecular Health GmbH

Molecular Health GmbH (Molecular Health) is a wholly owned subsidiary of dievini. In December 2017 CureVac concluded a contract with Molecular Health, according to which Molecular Health provides services in conjunction with the Modeling of the biological and clinical effects of Toll-like receptor 7 and 8 agonists in cancer and immune cells. In fiscal 2021, the Group incurred EUR 0k (2020: 0k, 2019: 0k) in research and development expenses in connection with this contract.

Rittershaus Rechtsanwaelte

Since December 15, 2005, a consultant agreement is in place for an indefinite term with Rittershaus. The agreement can be terminated without notice by CureVac and with notice of three months to the end of the quarter by Rittershaus. In fiscal 2021, consulting fees of EUR 757k (2020: EUR 990k, 2019: EUR 208k) were paid to the Rittershaus. Prof. Dr. Christof Hettich is a managing director of Rittershaus and dievini as well.

Dr. Ingmar Hoerr

Since June 2018, an advisory agreement between CureVac and Mr. Hoerr was in place. This contract was terminated in March 2020 after the transition of Dr. Hoerr from CureVac’s Supervisory Board to its Management Board on March 10, 2020. In fiscal 2021, advisory fees of EUR 0k (2020: EUR 45k, 2019: EUR 240k) were paid to Dr. Hoerr.

Dietmar Hopp

During 2019, Dietmar Hopp, principal of dievini Hopp BioTech holding GmbH & Co. KG (dievini), the majority shareholder of the Group, granted two convertible loans to the Group which were terminated in July 2020 and fully repaid in August 2020; see note 12 for further information. Additionally, in 2020, he made a further equity investment in the Company as described in Note 8.

Antony Blanc

In 2020, a consulting agreement between CureVac AG and Clarentis SRL was made. Clarentis SRL is a wholly owned consulting company of Antony Blanc, PhD, the CBO of CureVac. After the transition of Antony Blanc to the Management Board in February 2021, the contract was no longer active and no new orders were placed. In Q3 2021, a milestone payment, which related to the submission of the EMA dossier for CVnCoV, and amounts to EUR 100k was made to fulfil a contractual obligation from the consulting agreement in place before Antony Blanc joined the Management Board.

BePharBel Manufacturing S.A.

In December 2020, CureVac Real Estate GmbH and BePharBel Manufacturing S.A., entered into a commercial supply agreement to develop and manufacture the diluent that was expected to be used to dilute the Group’s first concentrated COVID-19 vaccine candidate, CVnCoV, to the amount specified by each dose level. Pursuant to the terms of the agreement, it was intended that BePharBel Manufacturing would manufacture and deliver to CureVac Real Estate GmbH a low seven figure amount of commercial batches of diluent per year, in 2021 and 2022. Following the withdrawal of the CVnCoV in October 2021 due to COVID-19 virus drift, WHO COVID vaccine efficiency recommendation and market expectations, CureVac Real Estate GmbH terminated the commercial and supply agreement with BePahrBel and entered into negotiations on a structured and rapid wind-down of the ordered production. We intend to terminate this agreement and, in March 2022. the Parties agreed on a settlement of all claims resulting from the commercial and supply agreement, while details of the settlement are still subject to negotiation the overall volume of the settlement will in no event go beyond €4 million. Baron Jean Stéphenne, our supervisory board member, holds directly and indirectly

15.61% of BePharBel Manufacturing’s equity and is a director of BePharBel Manufacturing, and Baron Jean Stéphenne’s son, Vincent Stéphenne, holds 1.43% of BePharBel Manufacturing’s equity and is a managing director of BePharBel Manufacturing.

Indemnification Agreements

Our articles of association require us to indemnify our current and former managing directors and supervisory directors to the fullest extent permitted by law, subject to certain exceptions. We entered into indemnification agreements with all our managing directors and supervisory directors.